First Trust Dow Jones International Internet ETF Investment Strategy - First Trust Dow Jones International Internet ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (“SPDJI” or the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. The Index is designed to measure the performance of the 40 largest and most actively traded international stocks in the internet industry. According to the Index Provider, the Index universe is all companies in the S&P Global ex-U.S. Broad Market Index. The S&P Global ex-U.S. Broad Market Index is a broad-based equity index that seeks to measure the performance of the global stock market, excluding the United States. According to the Index Provider, a company must satisfy the following criteria to be eligible for inclusion in the Index: be classified as part of either the Internet Commerce or Internet Services sector, as defined by the Index Provider, generate at least 50% of its sales/revenue from internet-based activities, meet the size and liquidity requirements of the Index, not be a China A Share and for companies domiciled in India, the security must be listed on a securities exchange located in a developed market country. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, the Index is selected by including the securities of the 20 Internet Commerce Companies with the largest float-adjusted (i.e. the amount available for trading) market capitalization and 20 Internet Services Companies with the largest float-adjusted market capitalization that satisfy all eligibility requirements using the following process: The top 16 companies by rank are selected for each sector. If current components are ranked from 17–24, they are included until the count reaches 20. If at this point fewer than 20 companies are selected, select non-constituent companies by rank until 20 are reached for each sector. The Index is weighted according to float-adjusted market capitalization. However, the weight for a single company is capped at 10% and the cumulative weight of all companies with weights greater than 4.5% is capped at 45%. In order to gain exposure to certain Chinese companies that are included in the Fund’s Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. The Fund may also invest in securities with various market capitalizations, emerging market securities, restricted securities, depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in communication services companies, consumer discretionary companies, Chinese issuers and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in communication services companies, consumer discretionary companies, Chinese issuers and Asian issuers, although this may change from time to time.